Schedule of Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Borrowing under senior secured credit facility	$ 6.7	$ 7.3